Other Long-Term Receivable	6 Months Ended
Mar. 31, 2023
Other Long-Term Receivable [Abstract]
OTHER LONG-TERM RECEIVABLE

NOTE 10 – OTHER LONG-TERM RECEIVABLE

Other long-term receivable as of March 31,2023 and September 30, 2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Escrow deposits for IPO proceeds	$400,000	$400,000
Long- term deposits for contracts performance	324,119	313,986
Other long-term receivables	20,348	109,130
Total	$744,467	$823,116

The escrow deposits for IPO proceeds, have been released and returned to the company in May 2023.